DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2014
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        Business of the Group—Open Joint-Stock Company Mobile TeleSystems ("MTS OJSC", or "the Company") was incorporated on March 1, 2000, through the merger of MTS CJSC and Rosico TC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow license area in 1994 and then began expanding through Russia and the CIS. MTS OJSC's majority shareholder is Joint-Stock Financial Corporation Sistema or "Sistema".

        In these notes, "MTS" or the "Group" refers to Mobile TeleSystems OJSC and its subsidiaries.

        The Group provides a wide range of telecommunications services including voice and data transmission, internet access, pay TV, various value added services through wireless and fixed lines, as well as selling equipment and accessories. The Group's principal operations are located in Russia, Ukraine, Turkmenistan, Uzbekistan and Armenia.

        MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol "MBT". Since 2003 common shares of MTS OJSC have been traded on the Open Joint-Stock Company "Moscow Exchange MICEX-RTS" ("Moscow Exchange").

        Since 2009, the Group has been developing its own retail network, operated by Russian Telephone Company CJSC ("RTC"), a wholly owned subsidiary of MTS OJSC.